Non-controlling Interests - Schedule of Effects of Changes in Ownership Interest on Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2019
Noncontrolling Interest [Line Items]
Net income attribute to New Oriental Education & Technology Group Inc.'s shareholders	$ 334,414	$ 413,333	$ 238,065
Share option gain		5,752
Decrease in the Group's additional paid-in capital resulting from disposal of a subsidiary		64	20,498
Increase in the Group's additional paid-in capital resulting from the change in non-controlling interests resulting from Koolearn Holding's IPO			233,347
Parent Company [Member]
Noncontrolling Interest [Line Items]
Net income attribute to New Oriental Education & Technology Group Inc.'s shareholders	334,414	413,333	238,065
Share option gain		5,752
Decrease in the Group's additional paid-in capital resulting from disposal of a subsidiary			(371)
Decrease in the Group's additional paid-in capital resulting from repurchase shares from non-controlling interests	(19,092)	(20,045)	(15,190)
Changes from net income attributable to New Oriental Education & Technology Group Inc.'s shareholders and transfers to non-controlling interests	315,194	399,143	522,586
Kooleam Holding [Member] | Parent Company [Member]
Noncontrolling Interest [Line Items]
Increase (decrease) in the Group's additional paid-in capital resulting from reclassification and capital injection of non-controlling interests	$ (128)	$ 103	160,871
Increase in the Group's additional paid-in capital resulting from the change in non-controlling interests resulting from Koolearn Holding's IPO			$ 139,211